Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

10.  Income Tax

The provision for income tax was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Current:
Federal	$(157)	$55	$24
State and local	0	0	1
Foreign	(5)	(4)	(4)
Subtotal	(162)	51	21
Deferred:
Federal	643	257	(419)
Foreign	42	(5)	(13)
Subtotal	685	252	(432)
Provision for income tax expense (benefit)	$523	$303	$(411)

The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Tax provision at U.S. statutory rate	$615	$358	$(330)
Tax effect of:
Tax-exempt investment income	(71)	(67)	(69)
Prior year tax	(9)	8	(17)
Tax credits	(11)	(6)	0
Foreign tax rate differential	(1)	5	5
Change in valuation allowance	(2)	4	0
Other, net	2	1	0
Provision for income tax expense (benefit)	$523	$303	$(411)

Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2011	2010

	(In millions)

Deferred income tax assets:
Policyholder liabilities and receivables	$880	$1,298
Net operating loss carryforwards	124	99
Operating lease reserves	0	2
Capital loss carryforwards	123	359
Investments, including derivatives	119	297
Tax credit carryforwards	160	167
Other	41	20
	1,447	2,242
Less: Valuation allowance	2	4
	1,445	2,238
Deferred income tax liabilities:
Net unrealized investment gains	1,021	168
DAC and VOBA	1,350	1,468
Other	9	1
	2,380	1,637
Net deferred income tax asset (liability)	$(935)	$601

The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

	Net Operating Loss		Capital Loss
	Carryforwards		Carryforwards

	Amount	Expiration	Amount	Expiration

	(In millions)		(In millions)

Domestic	$60	Beginning in 2025	$350	Beginning in 2013
State	$22	Beginning in 2012	$0	N/A
Foreign	$413	Indefinite	$0	N/A

Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

Pursuant to Internal Revenue Service (“IRS”) rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Balance at January 1,	$38	$44	$48
Additions for tax positions of prior years	0	1	2
Reductions for tax positions of prior years	(3)	0	0
Additions for tax positions of current year	2	0	0
Reductions for tax positions of current year	(8)	(7)	(6)
Balance at December 31,	$29	$38	$44
Unrecognized tax benefits that, if recognized would
impact the effective rate	$(3)	$0	$0

The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest and penalties were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Interest and penalties recognized in the consolidated statements of
operations	$0	$5	$0

		December 31,
		2011	2010

		(In millions)

Interest and penalties included in other liabilities in the consolidated
balance sheets		$9	$9

The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction (“DRD”), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.